WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.8%
	CHINA — 78.3%
5,927	Alibaba Group Holding Ltd. - ADR*	$1,156,891
21,600	Angel Yeast Co., Ltd. - Class A	156,672
5,700	Asymchem Laboratories Tianjin Co., Ltd. - Class A	351,655
5,000	Beijing Kingsoft Office Software, Inc.	254,015
18,720	Beijing United Information Technology Co., Ltd. - Class A	283,670
1,926	Bilibili, Inc. - ADR*	164,827
5,700	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	182,222
118,500	China Mengniu Dairy Co. Ltd.*	643,382
69,173	Guangzhou GRG Metrology & Test Co., Ltd. - Class A*	389,012
20,500	Hongfa Technology Co., Ltd. - Class A	208,976
37,380	Hundsun Technologies, Inc. - Class A	323,265
19,430	Jafron Biomedical Co., Ltd. - Class A	202,295
7,172	Kanzhun Ltd.*	247,075
61,600	Kingdee International Software Group Co. Ltd.*	192,387
1,100	Kweichow Moutai Co., Ltd. - Class A	286,505
50,000	Li Ning Co. Ltd.	528,063
125,000	Linklogis, Inc. - Class B*,1	218,002
11,560	Meituan - Class B*	319,880
48,700	Ping An Insurance Group Co. of China Ltd. - Class H	426,163
3,400	Sangfor Technologies, Inc. - Class A	127,864
21,600	Shandong Pharmaceutical Glass Co., Ltd. - Class A	114,853
29,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	215,137
36,800	Shenzhou International Group Holdings Ltd.	816,707
4,720	Silergy Corp.	640,432
16,650	Tencent Holdings Ltd.	1,004,124
159,400	TravelSky Technology Ltd. - Class H	270,784
7,800	Wuliangye Yibin Co., Ltd. - Class A	267,670
21,864	WuXi AppTec Co., Ltd. - Class H	484,619
28,000	Wuxi Biologics Cayman, Inc.*	427,676
44,810	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	148,807
14,600	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	135,921
		11,189,551
	HONG KONG — 10.0%
58,151	AIA Group Ltd.	695,816
41,200	Techtronic Industries Co. Ltd.	734,686
		1,430,502
	TAIWAN — 3.5%
7,700	Airtac International Group	248,829

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
30,000	Sinbon Electronics Co., Ltd.	$258,067
		506,896
	TOTAL COMMON STOCKS
	(Cost $12,638,649)	13,126,949
	PARTICIPATION CERTIFICATES — 3.6%
	CHINA — 3.6%
47,800	Anhui Sunhere Pharmaceutical Excipients Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	106,594
4,500	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	404,118
		510,712
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $367,415)	510,712

Principal Amount
	SHORT-TERM INVESTMENTS — 4.6%
$658,576	UMB Money Market II Special, 0.01%[2]	658,576
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $658,576)	658,576
	TOTAL INVESTMENTS — 100.0%
	(Cost $13,664,640)	14,296,237
	Liabilities in Excess of Other Assets — (0.0)%	(5,622)
	TOTAL NET ASSETS — 100.0%	$14,290,615

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $728,714, which represents 5.10% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.